Restricted Net Assets - Changes in Statutory Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserve [Abstract]
At the beginning of the financial year	$ 16,981	$ 12,490
Transferred from retained earnings	279	4,491
At the end of the financial year	$ 17,260	$ 16,981